Schedule of joint ventures and joint operations financial information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 16,646,480	R$ 9,944,586	R$ 1,088,955	R$ 2,248,004
Other current assets	484,120	367,814
Current assets	34,972,354	23,386,194
Other non-current assets	4,365,755	3,603,047
Non-current assets	44,406,749	39,615,955
Assets	79,379,103	63,002,149
Current borrowings	5,486,859	4,126,453
Current lease liabilities	119,047	93,626
Current liabilities	24,541,616	14,725,696
Non-current portion of non-current borrowings	27,020,663	31,144,200
Non-current lease liabilities	492,504	436,505
Non-current liabilities	31,463,098	37,024,948
Equity	23,374,389	11,251,505	11,361,932	R$ 10,013,440
Equity and liabilities	79,379,103	63,002,149
Net revenue	47,912,039	30,064,020	25,436,417
Cost of sales and services	25,837,475	19,124,901	17,263,264
Gross profit	22,074,564	10,939,119	8,173,153
Financial income (expenses), net	(1,944,184)	(796,311)	(2,131,184)
Income before income tax and social contribution	18,595,778	4,918,126	1,410,733
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,836,612	1,206,484
Advances to suppliers	44,011	27,312
Other current assets	1,065,913	823,204
Current assets	2,946,536	2,057,000
Other non-current assets	980,861	608,878
Investments ppe and intangible assets	9,614,144	8,537,009
Non-current assets	10,595,005	9,145,887
Assets	13,541,541	11,202,887
Current borrowings	767,992	828,439
Current lease liabilities	383,323	317,526
Other current liabilities	1,513,799	1,117,975
Current liabilities	2,665,114	2,263,940
Non-current portion of non-current borrowings	3,551,278	2,162,657
Non-current lease liabilities	1,718,366	1,674,594
Other non-current liabilities	759,538	788,862
Non-current liabilities	6,029,182	4,626,113
Equity	4,847,245	4,312,834
Equity and liabilities	13,541,541	11,202,887
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,259	1,390
Advances to suppliers	11,486	1,948
Other current assets	55,334	51,793
Current assets	68,079	55,131
Other non-current assets	124,776	225,492
Investments ppe and intangible assets	10,145,422	9,574,588
Non-current assets	10,270,198	9,800,080
Assets	10,338,277	9,855,211
Current borrowings	228,769	241,029
Other current liabilities	157,946	125,794
Current liabilities	386,715	366,823
Non-current portion of non-current borrowings	6,665,700	6,368,070
Other non-current liabilities	928,254	665,653
Non-current liabilities	7,593,954	7,033,723
Equity	2,357,608	2,454,665
Equity and liabilities	10,338,277	9,855,211
Net revenue	138	35
Gross profit	138	35
Operating (expenses) income	(76,543)	(42,108)	(18,077)
Financial income (expenses), net	(20,651)	(19,186)	(18,386)
Income before income tax and social contribution	(97,056)	(61,259)	(36,463)
Profit / (loss) for the year	(97,056)	(61,259)	(36,463)
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,077	1,351
Advances to suppliers	407
Other current assets	8,862	2,356
Current assets	11,346	3,707
Investments ppe and intangible assets	28,964	11,365
Non-current assets	28,964	11,365
Assets	40,310	15,072
Current borrowings	4,041
Other current liabilities	4,063	602
Current liabilities	8,104	602
Non-current portion of non-current borrowings	15,351
Non-current liabilities	15,351
Equity	16,855	14,470
Equity and liabilities	40,310	15,072
Net revenue	15,238	2,308	163,048
Cost of sales and services	(13,001)	(2,386)	(83,129)
Gross profit	2,237	(78)	79,919
Operating (expenses) income	(3,453)	(576)	(62,660)
Financial income (expenses), net		(4)	1,183
Income before income tax and social contribution	(1,216)	(658)	18,442
Current and deferred income tax and social contribution			(6,147)
Profit / (loss) for the year	(1,216)	(658)	12,295
Ita Energetica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	42,500	48,919
Advances to suppliers	1,254	742
Other current assets	18,453	89,521
Current assets	62,207	139,182
Other non-current assets	19,578	20,807
Investments ppe and intangible assets	358,265	390,672
Non-current assets	377,843	411,479
Assets	440,050	550,661
Other current liabilities	40,473	19,721
Current liabilities	40,473	19,721
Other non-current liabilities	16,098	15,900
Non-current liabilities	16,098	15,900
Equity	383,479	515,040
Equity and liabilities	440,050	550,661
M R S Logistica S A 3 [Member]
IfrsStatementLineItems [Line Items]
Net revenue	4,427,385	3,604,965	3,200,809
Cost of sales and services	(2,919,527)	(2,521,991)	(2,382,828)
Gross profit	1,507,858	1,082,974	817,981
Operating (expenses) income	(116,499)	(105,267)	207,840
Financial income (expenses), net	(345,513)	(330,756)	(268,089)
Income before income tax and social contribution	1,045,846	646,951	757,732
Current and deferred income tax and social contribution	(346,551)	(216,649)	(254,378)
Profit / (loss) for the year	699,295	430,302	R$ 503,354
Ita Energetica 3 [Member]
IfrsStatementLineItems [Line Items]
Net revenue	221,023	173,426
Cost of sales and services	(81,649)	(74,048)
Gross profit	139,374	99,378
Operating (expenses) income	(69,097)	(67,885)
Financial income (expenses), net	1,274	(764)
Income before income tax and social contribution	71,551	30,729
Current and deferred income tax and social contribution	(24,390)	(10,391)
Profit / (loss) for the year	R$ 47,161	20,338
C B S I 1 [Member]
IfrsStatementLineItems [Line Items]
Net revenue		267,436
Cost of sales and services		(233,830)
Gross profit		33,606
Operating (expenses) income		(12,328)
Financial income (expenses), net		(1,460)
Income before income tax and social contribution		19,818
Current and deferred income tax and social contribution		(6,428)
Profit / (loss) for the year		R$ 13,390